Severance Indemnities and Pension Plans (Expected Contributions to Plan Assets in Next Fiscal Year) (Detail) ¥ in Billions	Mar. 31, 2018 JPY (¥)
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	¥ 75.2
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	2.6
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plan assets in next fiscal year	¥ 0.5